Inventories - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of inventories [abstract]
Gain realized as reversal of cost of sales	$ 10
Cost of sales to net realizable value		$ (17)